Costs of services and general and administrative costs - Summary of Operating Costs (Detail) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Costs of service and general and administrative costs [Abstract]
Costs of services	£ 6,157.0	£ 5,708.1
General and administrative costs	758.1	508.5
Costs of services and general and administrative costs	6,915.1	6,216.6
Costs of services and general and administrative costs include:
Staff costs	4,141.5	3,930.7
Establishment costs	272.1	262.8
Media pass-through costs	1,022.8	1,016.7
Other costs of services and general and administrative costs	1,478.7	1,006.4
Costs of services and general and administrative costs	6,915.1	6,216.6
Other pass-through costs	387.2	229.1
Staff costs include:
Wages and salaries	2,944.0	2,718.5
Cash-based incentive plans	91.7	93.5
Share-based incentive plans	75.5	67.3
Severance	40.1	17.4
Other staff costs	990.2	1,034.0
Staff costs	4,141.5	3,930.7
Other costs of services and general and administrative costs include:
Amortisation and impairment of acquired intangible assets	36.6	31.5
Goodwill impairment	52.9	0.0
Investment and other impairment charges	11.0	0.0
Losses on disposal of investments and subsidiaries	2.9	48.1
Gains on remeasurement of equity interests arising from a change in scope of ownership	0.0	(60.4)
Restructuring and transformation costs	86.8	81.2
Property related costs	180.0	0.0
Litigation settlement	£ (10.0)	£ 0.0